Reconciliation of Income Tax Expense at the Korean Statutory Income Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Fiscal Year 2010 Amendments enacted in December 2008	Dec. 31, 2010 Forecasted in 2011 Amendments enacted in December 2009	Dec. 31, 2010 Fiscal Year 2012 and Thereafter Amendments enacted in December 2009	Dec. 31, 2010 Amendments enacted in December 2008
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rates	24.20%	24.20%	27.50%	22.00%	24.20%	22.00%	24.20%